Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets of the Parent Company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Investments in subsidiaries and due from subsidiaries	¥ 0	¥ 0
Current assets
Cash and cash equivalents	60,259	42,836
Total assets	510,891	486,224
Equity attributable to owners of the Company
Other reserves	1,231,920	1,229,630
Total equity	(43,233)	9,346	¥ 33,629	¥ (125,880)
Current liabilities
Total liabilities	554,124	476,878
Total equity and liabilities	510,891	486,224
Parent company [Member]
Current assets
Cash and cash equivalents	979	99	¥ 52	¥ 84
Current assets	979	99
Total assets	979	99
Equity attributable to owners of the Company
Share capital and treasury shares	(1,025)	(1,025)
Other reserves	(15,857)	(18,722)
Total equity	(16,882)	(19,747)
Current liabilities
Accruals, other payables and provisions	17,861	19,846
Total liabilities	17,861	19,846
Total equity and liabilities	¥ 979	¥ 99